PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 1,353,165	€ 1,226,630
Property, plant and equipment, ending balance	1,457,825	1,353,165
Right-of-use assets	54,148	53,758	€ 59,742
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,855,450	3,547,970
Additions	366,574	365,457
Divestitures	25,365	55,213
Reclassifications	0	(6,574)
Translation differences and other movements	1,204	3,810
Property, plant and equipment, ending balance	4,197,863	3,855,450
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,502,285)	(2,321,340)
Depreciation	259,849	230,097
Divestitures	(22,825)	(49,491)
Reclassifications		(1,123)
Translation differences and other movements	(729)	(1,462)
Property, plant and equipment, ending balance	(2,740,038)	(2,502,285)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	50,056	29,391
Property, plant and equipment, ending balance	131,990	50,056
Right-of-use assets	0	0	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	50,056	29,391
Additions	8,287	16,936
Divestitures	0	13
Reclassifications	73,631	3,722
Translation differences and other movements	16	20
Property, plant and equipment, ending balance	131,990	50,056
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications		0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	284,832	246,285
Property, plant and equipment, ending balance	278,676	284,832
Right-of-use assets	18,972	21,613	25,574
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	486,677	430,455
Additions	10,155	17,852
Divestitures	3,805	3,412
Reclassifications	4,691	40,046
Translation differences and other movements	334	1,736
Property, plant and equipment, ending balance	498,052	486,677
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(201,845)	(184,170)
Depreciation	19,405	17,875
Divestitures	(1,983)	(608)
Reclassifications		(284)
Translation differences and other movements	(109)	(692)
Property, plant and equipment, ending balance	(219,376)	(201,845)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	625,099	549,358
Property, plant and equipment, ending balance	727,209	625,099
Right-of-use assets	2,756	3,484	5,041
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,766,723	2,544,837
Additions	154,008	122,893
Divestitures	15,388	46,067
Reclassifications	165,210	144,684
Translation differences and other movements	(19)	376
Property, plant and equipment, ending balance	3,070,534	2,766,723
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,141,624)	(1,995,479)
Depreciation	216,661	191,247
Divestitures	(14,921)	(43,991)
Reclassifications		(1,123)
Translation differences and other movements	39	(12)
Property, plant and equipment, ending balance	(2,343,325)	(2,141,624)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	74,278	71,853
Property, plant and equipment, ending balance	81,336	74,278
Right-of-use assets	32,420	28,661	29,127
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	233,094	213,544
Additions	26,479	20,930
Divestitures	6,018	5,586
Reclassifications	4,322	2,573
Translation differences and other movements	796	1,633
Property, plant and equipment, ending balance	258,673	233,094
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(158,816)	(141,691)
Depreciation	23,783	20,975
Divestitures	(5,921)	(4,892)
Reclassifications		284
Translation differences and other movements	(659)	(758)
Property, plant and equipment, ending balance	(177,337)	(158,816)
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	318,900	329,743
Property, plant and equipment, ending balance	238,614	318,900
Right-of-use assets	0	0	€ 0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	318,900	329,743
Additions	167,645	186,846
Divestitures	154	135
Reclassifications	(247,854)	(197,599)
Translation differences and other movements	77	45
Property, plant and equipment, ending balance	238,614	318,900
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications		0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0